FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2026
FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT
Schedule of change in derivative financial instrument

	Derivative financial instruments
	Six Months Ended June 30,
	2026	2025

	U.S. dollars in thousands
Balance at beginning of the period	—	1,421
Initial recognition of financial liability	9,414	—
Initial recognition of unrecognized day 1 loss	(3,423)	—
Exercise of financial liability	—	(141)
Fair value adjustments recognized in profit or loss and recognition of day 1 loss	478	(1,269)
Balance at end of the period	6,469	11